Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2023

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 86.9%
Debt Funds - 33.8%
American Funds Insurance Series - American High-Income Trust, Class 1	175,099	$1,551,374
American Funds Insurance Series - The Bond Fund of America, Class 1	4,672,859	43,083,757
American Funds Insurance Series - U.S. Government Securities Fund, Class 1	954,408	9,219,583
Total Debt Funds		53,854,714
Equity Funds - 53.1%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	1,206,434	15,189,003
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	178,946	2,959,767
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	1,719,224	22,728,145
American Funds Insurance Series Growth Fund, Class 1	258,967	22,540,455
American Funds Insurance Series Growth-Income Fund, Class 1	399,302	21,159,026
Total Equity Funds		84,576,396
Total Variable Insurance Trusts
(Cost - $133,029,404)		138,431,110
Mutual Funds - 8.6%
Equity Funds - 8.6%
American Funds International Growth and Income Fund (Cost - $15,244,046)	415,011	13,645,549
Short-Term Investments - 4.5%
Money Market Funds - 4.5%
Dreyfus Government Cash Management, 5.22%(a)	7,025,570	7,025,570
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.23%(a)	126,689	126,689
Total Short-Term Investments (Cost - $7,152,259)		7,152,259
Total Investments - 100.0%
(Cost - $155,425,709)		$159,228,918
Other Assets Less Liabilities - Net (0.0)%†		(20,118)
Total Net Assets - 100.0%		$159,208,800

†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	3	12/15/2023	$269,790	$55
MSCI EAFE Future	Goldman Sachs & Co.	12	12/15/2023	1,224,900	(1,080)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	6	12/15/2023	286,650	(660)
S&P 500 E-Mini Future	Goldman Sachs & Co.	11	12/15/2023	2,379,025	(2,875)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	2	12/15/2023	504,080	(1,470)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(6,030)